FINANCIAL RISK MANAGEMENT - Liquidity risk-Narrative (Details)	Dec. 31, 2023	Dec. 31, 2022
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	32.00%	37.00%